UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 95.9%
Australia 3.5%
Australia & New Zealand Banking Group Ltd.	360,000	9,389,330
BHP Billiton Ltd.	203,000	6,615,539
Lend Lease Group	242,000	2,304,463
Newcrest Mining Ltd.	435,223	5,945,504
Rio Tinto Ltd.	49,000	2,543,003

(Cost $34,740,799)		26,797,839
Belgium 0.5%
Anheuser-Busch InBev NV (Cost $3,644,669)	38,000	3,502,830
Denmark 1.1%
Coloplast AS "B"	92,000	5,231,888
Novo Nordisk AS "B"	17,000	2,729,188

(Cost $8,078,975)		7,961,076
Finland 1.0%
Fortum Oyj (Cost $7,408,942)	414,000	7,741,647
France 7.8%
Dassault Systemes SA (a)	201,800	25,378,116
European Aeronautic Defence & Space Co. NV (a)	34,000	1,935,662
L'Oreal SA	64,700	10,846,266
Pernod-Ricard SA	25,500	3,062,196
Publicis Groupe (a)	59,500	4,230,546
Sanofi	128,000	13,461,030

(Cost $46,298,980)		58,913,816
Germany 12.6%
Adidas AG	287,300	31,195,739
Allianz SE (Registered)	14,900	2,302,719
BASF SE	206,600	20,187,603
Bayer AG (Registered)	29,800	3,205,570
Beiersdorf AG	40,000	3,613,211
Deutsche Post AG (Registered)	503,000	12,694,353
Hannover Rueckversicherung SE (Registered)	42,300	3,193,012
HeidelbergCement AG	56,000	4,249,763
MAN SE	12,500	1,390,383
Muenchener Rueckversicherungs AG (Registered)	54,100	10,127,335
Suedzucker AG	82,000	2,787,956

(Cost $72,755,023)		94,947,644
Hong Kong 4.9%
BOC Hong Kong (Holdings) Ltd.	9,710,000	32,193,512
Noble Group Ltd.	5,840,000	4,787,091

(Cost $33,661,941)		36,980,603
Italy 4.0%
Snam SpA (a) (Cost $29,351,990)	6,380,000	30,095,109
Japan 20.2%
Bridgestone Corp.	440,000	14,170,065
Canon, Inc.	334,000	11,496,029
FANUC Corp.	165,800	24,502,173
Fast Retailing Co., Ltd.	64,000	21,518,425
Hitachi Ltd.	1,130,000	7,652,822
JGC Corp.	322,000	10,745,792
Marubeni Corp.	1,658,000	11,498,726
Mitsubishi Estate Co., Ltd.	670,000	16,451,987
Mitsubishi Heavy Industries Ltd.	544,000	3,334,433
Mitsui & Co., Ltd.	836,000	10,529,686
Nabtesco Corp.	540,000	11,151,975
Nikon Corp.	107,000	2,795,492
Softbank Corp.	48,000	2,400,824
Sumitomo Realty & Development Co., Ltd.	79,000	3,018,156
Suzuki Motor Corp.	63,000	1,533,647

(Cost $135,172,020)		152,800,232
Netherlands 7.7%
Akzo Nobel NV	69,000	4,405,351
ASML Holding NV	30,000	2,473,685
ING Groep NV (CVA)*	3,031,779	28,345,275
Royal Dutch Shell PLC "B"	666,000	23,009,352

(Cost $53,373,779)		58,233,663
Norway 2.4%
DnB ASA (Cost $11,597,288)	1,121,814	18,064,786
Singapore 0.7%
United Overseas Bank Ltd. (Cost $5,052,107)	326,000	5,506,979
Spain 0.6%
Inditex SA (Cost $4,815,467)	34,400	4,263,728
Sweden 5.1%
Swedbank AB "A"	390,000	9,236,459
Swedish Match AB	45,000	1,549,060
Telefonaktiebolaget LM Ericsson "B"	186,000	2,175,417
TeliaSonera AB	3,870,000	25,774,484

(Cost $34,970,496)		38,735,420
Switzerland 9.7%
Cie Financiere Richemont SA "A"	27,500	2,417,126
Nestle SA (Registered)	110,000	7,258,556
Roche Holding AG (Genusschein)	130,000	32,167,240
Sika AG (Bearer)	600	1,479,726
Swatch Group AG (Registered)	15,200	1,491,062
Swiss Life Holding AG (Registered)*	12,200	2,014,018
Syngenta AG (Registered)	46,300	18,168,324
Zurich Insurance Group AG*	30,800	8,143,345

(Cost $71,306,490)		73,139,397
United Kingdom 14.1%
Barclays PLC	850,000	4,067,161
British American Tobacco PLC	106,000	5,821,649
Capita PLC	1,150,000	16,754,260
Centrica PLC	3,100,000	17,870,522
Diageo PLC	300,000	8,881,383
Inmarsat PLC	1,062,000	9,863,464
Old Mutual PLC	3,630,000	11,172,467
SABMiller PLC	162,000	8,148,526
Vodafone Group PLC	7,450,000	21,589,781
WPP PLC	136,000	2,322,901

(Cost $92,762,348)		106,492,114

Total Common Stocks (Cost $644,991,314)		724,176,883
Preferred Stock 0.2%
Germany
Henkel AG & Co. KGaA (Cost $1,432,894)	16,700	1,616,898
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 0.12% (b) (c) (Cost $47,009,980)	47,009,980	47,009,980
Cash Equivalents 3.4%
Central Cash Management Fund, 0.07% (b) (Cost $25,386,129)	25,386,129	25,386,129

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $718,820,317) †	105.7	798,189,890
Other Assets and Liabilities, Net	(5.7)	(43,060,814)

Net Assets	100.0	755,129,076

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $719,817,516.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $78,372,374.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,399,496 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,027,122.

(a)	All or a portion of these securities were on loan. The value of securities loaned at May 31, 2013 amounted to $45,661,420 which is 6.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
At May 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/21/2013	295	24,027,750	1,122,167

Currency Abbreviation

USD	United States Dollar

At May 31, 2013 the DWS International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	165,531,004	22.8%
Industrials	109,324,534	15.1%
Consumer Discretionary	85,938,731	11.8%
Materials	63,594,813	8.7%
Telecommunication Services	59,628,553	8.2%
Consumer Staples	57,088,531	7.9%
Health Care	56,794,916	7.8%
Utilities	55,707,278	7.7%
Information Technology	49,176,069	6.8%
Energy	23,009,352	3.2%
Total	725,793,781	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$26,797,839	$—	$26,797,839
Belgium	—	3,502,830	—	3,502,830
Denmark	—	7,961,076	—	7,961,076
Finland	—	7,741,647	—	7,741,647
France	—	58,913,816	—	58,913,816
Germany	—	94,947,644	—	94,947,644
Hong Kong	—	36,980,603	—	36,980,603
Italy	—	30,095,109	—	30,095,109
Japan	—	152,800,232	—	152,800,232
Netherlands	—	58,233,663	—	58,233,663
Norway	—	18,064,786	—	18,064,786
Singapore	—	5,506,979	—	5,506,979
Spain	—	4,263,728	—	4,263,728
Sweden	—	38,735,420	—	38,735,420
Switzerland	—	73,139,397	—	73,139,397
United Kingdom	—	106,492,114	—	106,492,114
Preferred Stock	—	1,616,898	—	1,616,898
Short-Term Investments(d)	72,396,109	—	—	72,396,109
Derivatives(e)
Futures Contracts	1,122,167	—	—	1,122,167
Total	$73,518,276	$725,793,781	$—	$$799,312,057

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$1,122,167

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013